Fixed Assets	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Fixed Assets

NOTE 10 – Fixed Assets

The following is a summary of fixed assets as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Furniture and equipment	$254,705	$238,075
Building and leasehold improvements	160,369	146,954
Property on operating leases	21,064	21,064
	436,138	406,093
Less accumulated depreciation and amortization	(263,310)	(224,127)
	$172,828	$181,966

For the years ended December 31, 2016, 2015, and 2014, depreciation and amortization totaled $43.1 million, $36.7 million, and $29.3 million, respectively.